UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2004

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      2/4/2005

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 115
Form 13F Information Table Value Total: $155,132,612

List of Other Included Managers:


No. 13F File Number


FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                             Common  88579Y101       $216,172    2,634    SH     Sole                                2,634
Abbott Laboratories               Common  002824100       $241,778    5,182    SH     Sole                                5,182
Altria Group, Inc.                Common  02209s103     $1,259,598   20,615    SH     Sole                               20,615
Ambac Financial Group Inc         Common  023139108     $2,396,964   29,185    SH     Sole                               29,185
American Express Co               Common  025816109       $285,990    5,073    SH     Sole                                5,073
American International Group, Inc.Common  026874107     $1,187,840   18,088    SH     Sole                               18,088
Amgen Inc.                        Common  031162100       $475,223    7,408    SH     Sole                                7,408
Anheuser-Busch Companies, Inc.    Common  035229103       $947,647   18,680    SH     Sole                               18,680
Automatic Data Processing, Inc.   Common  053015103     $2,402,218   54,165    SH     Sole                               54,165
AutoZone, Inc.                    Common  053332102     $2,972,141   32,550    SH     Sole                               32,550
Bank of America Corporation       Common  060505104       $698,035   14,854    SH     Sole                               14,854
Baxter International, Inc,        Common  071813109       $363,361   10,520    SH     Sole                               10,520
BB & T Corp                       Common  054937107     $1,947,002   46,302    SH     Sole                               46,302
Bellsouth Corporation             Common  079860102       $412,962   14,860    SH     Sole                               14,860
Berkshire Hathaway Inc. Class A   Common  084670108     $2,109,600       24    SH     Sole                                   24
Berkshire Hathaway Inc. Class B   Common  084670207       $355,256      121    SH     Sole                                  121
Best Buy Co., Inc.                Common  086516101     $2,975,159   50,070    SH     Sole                               50,070
Boston Properties, Inc.           Common  101121101       $696,819   10,775    SH     Sole                               10,775
Boston Scientific Corp            Common  101137107       $340,214    9,570    SH     Sole                                9,570
BP p.l.c. ADR                     Common  055622104       $560,990    9,606    SH     Sole                                9,606
Bristol-Myers Squibb Company      Common  110122108       $279,156   10,896    SH     Sole                               10,896
Caremark Rx, Inc                  Common  141705103       $527,771   13,385    SH     Sole                               13,385
Caterpillar                       Common  149123101       $306,571    3,144    SH     Sole                                3,144
ChevronTexaco Corp                Common  166764100     $1,355,966   25,823    SH     Sole                               25,823
Cintas Corporation                Common  172908105       $238,686    5,442    SH     Sole                                5,442
Cisco Systems, Inc.               Common  17275r102       $695,462   35,997    SH     Sole                               35,997
Citigroup Inc.                    Common  172967101     $1,525,475   31,662    SH     Sole                               31,662
Clorox Company                    Common  189054109     $2,812,729   47,730    SH     Sole                               47,730
Coca-Cola Company                 Common  191216100     $2,570,325   61,727    SH     Sole                               61,727
Colgate-Palmolive Company         Common  194162103     $2,955,302   57,765    SH     Sole                               57,765
Comcast Corporation               Common  20030n200     $3,716,995  113,185    SH     Sole                              113,185
Commerce Bancorp                  Common  200519106       $579,600    9,000    SH     Sole                                9,000
Constellation Brands, Inc.        Common  21036p108       $965,548   20,760    SH     Sole                               20,760
Diamonds Trust Series 1           Common  252787106       $695,805    6,472    SH     Sole                                6,472
Du Pont                           Common  263534109       $241,964    4,933    SH     Sole                                4,933
Elan Corp plc ADR                 Common  284131208       $305,745   11,220    SH     Sole                               11,220
EMC Corp/Mass                     Common  268648102       $372,717   25,065    SH     Sole                               25,065
Exxon Mobil Corp.                 Common  30231g102     $2,554,699   49,838    SH     Sole                               49,838
Fannie Mae                        Common  313586109     $3,931,760   55,213    SH     Sole                               55,213
Fifth Third Bancorp               Common  316773100       $430,477    9,101    SH     Sole                                9,101
First Data Corp.                  Common  319963104     $1,627,368   38,255    SH     Sole                               38,255
Freddie Mac                       Common  313400301       $255,002    3,460    SH     Sole                                3,460
Gannett Co., Inc.                 Common  364730101     $2,120,223   25,951    SH     Sole                               25,951
General Electric Company          Common  369604103     $3,762,752  103,089    SH     Sole                              103,089
General Motors Corp               Common  370442105       $241,962    6,040    SH     Sole                                6,040
H & R Block Inc                   Common  093671105     $3,553,676   72,524    SH     Sole                               72,524
Harley-Davidson, Inc.             Common  412822108     $2,207,473   36,337    SH     Sole                               36,337
HCA Inc.                          Common  404119109     $2,296,509   57,470    SH     Sole                               57,470
Hewlett-Packard Co                Common  428236103       $397,173   18,940    SH     Sole                               18,940
Hilb, Rogal & Hobbs Co            Common  431294107       $209,467    5,780    SH     Sole                                5,780
Home Depot, Inc.                  Common  437076102     $1,877,863   43,936    SH     Sole                               43,936
IDEXX Laboratories, Inc           Common  011537111       $230,370    4,220    SH     Sole                                4,220
Illinois Tool Works               Common  452308109       $396,856    4,282    SH     Sole                                4,282
IMS Health Inc.                   Common  449934108       $275,479   11,869    SH     Sole                               11,869
Intel Corp                        Common  458140100       $749,618   32,048    SH     Sole                               32,048
Intl Business Machines Corp       Common  459200101     $1,015,732   10,303    SH     Sole                               10,303
iShares DJ Select Dividend        Common  464287168       $811,401   13,215    SH     Sole                               13,215
iShares Lehman US Treasury Fund   Common  464287176       $375,626    3,550    SH     Sole                                3,550
iShares MSCI EAFE Index Fund      Common  464287465       $555,266    3,465    SH     Sole                                3,465
iShares MSCI Emerging Markets IndeCommon  464287234       $594,045    2,943    SH     Sole                                2,943
iShares Russell 2000 Index Fund   Common  464287655     $2,310,410   17,841    SH     Sole                               17,841
J.P. Morgan Chase & Co.           Common  46625h100     $1,410,598   36,159    SH     Sole                               36,159
Johnson & Johnson                 Common  478160104     $4,805,878   75,778    SH     Sole                               75,778
Johnson Controls, Inc.            Common  478366107     $3,255,081   51,309    SH     Sole                               51,309
Jones Apparel Group, Inc.         Common  480074103     $2,171,344   59,375    SH     Sole                               59,375
Kroger Co                         Common  501044101     $2,682,041  152,910    SH     Sole                              152,910
Laboratory CP Amer Hldgs          Common  50540R409     $2,630,247   52,795    SH     Sole                               52,795
Liz Claiborne, Inc.               Common  539320101       $442,361   10,480    SH     Sole                               10,480
Lucent Technologies Inc.          Common  549463107        $41,864   11,134    SH     Sole                               11,134
Manhattan Scientific              Common  563122100         $3,150   50,000    SH     Sole                               50,000
MBNA Corp                         Common  55262L100     $3,108,267  110,261    SH     Sole                              110,261
McGraw-Hill Companies, Inc.       Common  580645109     $2,680,932   29,287    SH     Sole                               29,287
Medtronic, Inc.                   Common  585055106       $822,046   16,550    SH     Sole                               16,550
Merck & Co. Inc.                  Common  589331107     $2,114,757   65,798    SH     Sole                               65,798
Microsoft Corp                    Common  594918104     $3,065,201  114,715    SH     Sole                              114,715
Mohawk Industries, Inc.           Common  608190104     $3,128,324   34,283    SH     Sole                               34,283
Motorola, Inc.                    Common  620076109       $290,124   16,867    SH     Sole                               16,867
Neiman Marcus Group - Cl B        Common  640204301       $529,056    7,920    SH     Sole                                7,920
North Fork Bankcorporation Inc    Common  659424105       $246,668    8,550    SH     Sole                                8,550
Nucor Corporation                 Common  670346105       $210,197    4,016    SH     Sole                                4,016
Occidental Petroleum              Common  674599105       $211,847    3,630    SH     Sole                                3,630
Omnicom Group Inc Com             Common  681919106     $3,233,672   38,350    SH     Sole                               38,350
Oracle Corp.                      Common  68389X105       $419,530   30,578    SH     Sole                               30,578
Outback Steakhouse Inc.           Common  689899102     $2,726,657   59,560    SH     Sole                               59,560
Paychex, Inc.                     Common  704326107       $549,097   16,112    SH     Sole                               16,112
Pepsi Co Inc                      Common  713448108       $723,662   13,863    SH     Sole                               13,863
Pfizer Inc.                       Common  717081103     $3,504,936  130,343    SH     Sole                              130,343
Pharmaceutical HOLDRs Trust       Common  71712A206       $479,754    6,600    SH     Sole                                6,600
Procter & Gamble Co               Common  742718109       $744,571   13,518    SH     Sole                               13,518
Rohm and Haas Co.                 Common  775371107       $415,054    9,384    SH     Sole                                9,384
Ross Stores, Inc.                 Common  778296103     $3,738,809  129,505    SH     Sole                              129,505
Royal Dutch Pete                  Common  780257804       $202,838    3,535    SH     Sole                                3,535
SBC Communications Inc.           Common  78387G103       $361,210   14,016    SH     Sole                               14,016
SPDR Tr Unit Ser 1                Common  78462F103     $2,664,337   22,043    SH     Sole                               22,043
St Jude Med Inc Com               Common  790849103       $248,058    5,916    SH     Sole                                5,916
Stryker Corp                      Common  863667101       $286,605    5,940    SH     Sole                                5,940
SunGard Data Systems, Inc.        Common  867363103     $1,450,779   51,210    SH     Sole                               51,210
Synovus Finl Corp Com             Common  87161C105     $1,931,865   67,594    SH     Sole                               67,594
Sysco Corp                        Common  871829107     $1,254,333   32,861    SH     Sole                               32,861
Time Warner, Inc.                 Common  887317105       $437,236   22,480    SH     Sole                               22,480
Tyco Intl Ltd New Com             Common  902124106       $433,767   12,136    SH     Sole                               12,136
United Technologies Corp          Common  913017109     $3,539,654   34,249    SH     Sole                               34,249
UnitedHealth Group Inc            Common  91324P102       $326,591    3,710    SH     Sole                                3,710
US Bancorp                        Common  902973304       $329,173   10,510    SH     Sole                               10,510
UST Inc Com                       Common  902911106       $205,553    4,272    SH     Sole                                4,272
Verizon Communications            Common  92343v104       $383,696    9,471    SH     Sole                                9,471
Walgreen Co                       Common  931422109       $317,320    8,270    SH     Sole                                8,270
Wal-Mart Stores                   Common  931142103       $713,386   13,505    SH     Sole                               13,505
Walt Disney Co.                   Common  254687106     $1,416,660   50,959    SH     Sole                               50,959
Washington Mut Inc Com            Common  939322103     $4,206,756   99,497    SH     Sole                               99,497
WellChoice Inc                    Common  949475107     $2,376,086   44,496    SH     Sole                               44,496
Wells Fargo & Co.                 Common  949746101     $3,998,476   64,335    SH     Sole                               64,335
Wild Oats Markets Inc.            Common  96808B107       $124,221   14,100    SH     Sole                               14,100
Wyeth                             Common  983024100       $387,697    9,103    SH     Sole                                9,103
Yum! Brands, Inc.                 Common  988498101     $1,378,600   29,220    SH     Sole                               29,220